Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	Fair Value Measurements
The following table presents the Company’s financial assets measured at fair value on a recurring basis as of June 30, 2023 (in thousands):

	Total	Level 1	Level 2	Level 3
Cash equivalents:
U.S. government securities	$140,102	$—	$140,102	$—
Certificates of deposit	24,000	—	24,000	—
Money market funds	58,043	58,043	—	—

Total cash equivalents	$222,145	$58,043	$164,102	$—

Marketable debt securities, available-for-sale:
U.S. government securities	6,824	—	6,824	—

Total Marketable debt securities, available-for-sale	$6,824	$—	$6,824	$—

The following table presents the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

	Total	Level 1	Level 2	Level 3
Cash equivalents:
Certificates of deposit	$24,000	$—	$24,000	$—
Commercial paper	15,352	—	15,352	$—
Money market funds	12,743	12,743	—	—

Total cash equivalents	$52,095	$12,743	$39,352	$—

Marketable debt securities, available-for-sale:
Commercial paper	$15,781	$—	$15,781	$—
Certificates of deposit	7,477	—	7,477	—
U.S. government securities	4,971	—	4,971	—
Corporate bonds	644	—	644	—

Total Marketable debt securities, available-for-sale	$28,873	$—	$28,873	$—

Marketable debt securities, available-for-sale, net of current portion:
U.S. government securities	$6,795	$—	$6,795	$—
Corporate bonds	6,632	—	6,632	—
Asset backed securities	2,954	—	2,954	—
Non-U.S. government securities	412	—	412	—

Total Marketable debt securities, available-for-sale, net of current portion	$16,793	$—	$16,793	$—

As of and for the periods ended June 30, 2023 and December 31, 2022, the
Company had
no
assets or liabilities measured on a
non-recurring
basis, and
no
liabilities measured at fair value on a recurring basis. During the six months ended June 30, 2023 and the year ended December 31, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

6.	Fair Value Measurements
The following table presents the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

	Total	Level 1	Level 2	Level 3
Cash equivalents:
Certificates of deposit	$24,000	$—	$24,000	$—
Commercial paper	15,352	—	15,352	—
Money market funds	12,743	12,743	—	—

Total cash equivalents	$52,095	$12,743	$39,352	$—

Marketable debt securities, available-for-sale:
Commercial paper	$15,781	$—	$15,781	$—
Certificates of deposit	7,477	—	7,477	—
U.S. government securities	4,971	—	4,971	—
Corporate bonds	644	—	644	—

Total Marketable debt securities, available-for-sale	$28,873	$—	$28,873	$—

Marketable debt securities, available-for-sale, net of current portion:
U.S. government securities	$6,795	$—	$6,795	$—
Corporate bonds	6,632	—	6,632	—
Asset backed securities	2,954	—	2,954	—
Non-U.S. government securities	412	—	412	—

Total Marketable debt securities, available-for-sale, net of current portion	$16,793	$—	$16,793	$—

As of December 31, 2021, the Company had $162.6 million, in cash equivalents which consisted of money market funds which were valued based on quoted market prices for identical assets in active markets at their measurement date.
During the years ended December 31, 2022 and 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.
As of December 31, 2022 and 2021, the Company had no liabilities measured at fair value on a recurring basis.